Note 10 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Finite life intangible assets, acquired	$ 257,934
Estimated weighted average amortization period (Year)	8 years 8 months 12 days
Customer Lists and Relationships [Member]
Finite life intangible assets, acquired	$ 219,999
Estimated weighted average amortization period (Year)	10 years
Trademarks and Trade Names [Member]
Finite life intangible assets, acquired	$ 5,191
Estimated weighted average amortization period (Year)	2 years
Brokerage Backlog [Member]
Finite life intangible assets, acquired	$ 28,890
Estimated weighted average amortization period (Year)	9 months 18 days
Other Intangible Assets [Member]
Finite life intangible assets, acquired	$ 3,854
Estimated weighted average amortization period (Year)	3 years 1 month 6 days